Note 14 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 3,951	$ 4,147
Impact on reported equity during a 60 month period	$ 717	$ 1,603
Duration difference between assets and liabilities (months) (Month)	2 months	2 months 9 days
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (3,951)	$ (3,220)
Impact on reported equity during a 60 month period	$ (1,196)	$ (1,586)